Cash and deposits with financial institutions	3 Months Ended
Jan. 31, 2024
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Cash and deposits with financial institutions
6.	Cash and deposits with financial institutions

	As at
($ millions)	January 31 2024		October 31 2023
Cash and non-interest-bearing deposits with financial institutions	$9,211		$10,173
Interest-bearing deposits with financial institutions	58,038		80,139
Total	$67,249	(1)	$90,312	(1)
(1)	Net of allowances of $6 (October 31, 2023 – $7).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,719 million (October 31, 2023 – $5,758 million) and are included above.